Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Cash and equivalents	$ 4,526	$ 3,644
Marketable securities and short-term investments	1,102	1,953
Receivables, net	10,416	9,696
Inventories, net	5,059	4,347
Prepaid expenses	189	176
Other current assets	647	688
Assets held for sale		548
Total current assets	21,939	21,052
Property, plant and equipment, net	5,363	4,743
Goodwill	11,199	9,501
Other intangible assets, net	2,622	1,996
Prepaid pension and other employee benefits	144	90
Investments in equity-accounted companies	158	170
Deferred taxes	1,250	1,118
Other non-current assets	587	532
Total assets	43,262	39,202
Accounts payable, trade	5,419	4,446
Billings in excess of sales	1,251	1,241
Short-term debt and current maturities of long-term debt	738	1,003
Advances from customers	1,367	1,398
Provisions for warranties	1,231	1,142
Other provisions	1,882	1,765
Other current liabilities	4,385	3,936
Liabilities held for sale		218
Total current liabilities	16,273	15,149
Long-term debt	6,709	5,800
Pension and other employee benefits	1,882	1,834
Deferred taxes	1,099	918
Other non-current liabilities	1,950	1,604
Total liabilities	27,913	25,305
Commitments and contingencies
Stockholders' equity:
Common stock, CHF 0.12 par value ( 2,168,148,264 and 2,214,743,264 issued shares at December 31, 2017 and 2016, respectively)	188	192
Additional paid-in capital	29	24
Retained earnings	19,594	19,925
Accumulated other comprehensive loss	(4,345)	(5,187)
Treasury stock, at cost (29,541,775 and 76,036,429 shares at December 31, 2017 and 2016, respectively)	(647)	(1,559)
Total ABB stockholders' equity	14,819	13,395
Noncontrolling interests	530	502
Total stockholders' equity	15,349	13,897
Total liabilities and stockholders' equity	$ 43,262	$ 39,202